UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                            Investment Company Act file number 811-5867

                       OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                       (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  July 31

Date of reporting period:  August 1, 2002 - July 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION

How has the Fund performed? Below is a discussion by OppenheimerFunds, inc., Of the fund's performance during its fiscal year ended July 31, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's discussion of Fund Performance. As in the past, we used our extensive research and risk management capabilities to maintain a diversified portfolio of smaller, more locally issued securities. Often, such bonds have been misunderstood or underappreciated by the market in general and, as a result, offered premium yields substantially exceeding their actual credit risks. During this period, the Fund benefited most from our selections in the following sectors: tobacco Master Settlement Agreement (MSA) bonds (23.4% of total investments at market value at July 31), senior living facility issues (11.3%), resource recovery bonds (11.1%) and higher-education issues (7.8%).
   MSA bonds are backed by each state's (or U.S. territory's) share of the national settlement agreement with major tobacco manufacturers. Over the past 12 months, the prices of MSA bonds were exceptionally volatile, owing to the fear of oversupply and a $10 billion Illinois state court decision against Phillip Morris. The unfavorable court decision required Phillip Morris to pay the judgment levied against them or put up a $12 billion bond to appeal the decision. The size of bonding requirement necessary to appeal the decision raised the specter of potential bankruptcy for Phillip Morris and a possible default on Phillip Morris's share of the tobacco settlement payments. Although this litigation continues, all MSA payments were made on schedule. The Fund added significantly to its position of MSA bonds during this period of uncertainty--purchasing bonds at or near the price lows--and has benefited from the subsequent market price increases.
   We continue to believe in the outstanding potential of MSA bonds. Despite their recent price volatility, it is our opinion that the litigation risk affecting these bonds is less than many investors fear.
   While persistent litigation may continue to influence the tobacco sector, most recent court decisions have held in favor of the industry. MSA bonds continue to carry investment-grade ratings by all three of the nationally recognized rating agencies and offer yields well above comparably rated credits. Also, with future supply dissipating, we anticipate these bonds will become relatively scarce over time, adding to their long-term total return potential.
   The Fund's second-largest sector, senior living facilities, presented some very attractive values in the new issue market. Our team has done extensive analysis of the demographics driving the growth of this sector. We are convinced that an aging population will have growing needs for these facilities, also known as continuing care retirement centers


5 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION

(CCRCs), in the future. This is especially true in Pennsylvania, where persons 80 and older comprise the state's fastest-growing age group. In selecting CCRC bonds, we carefully examine such factors as real estate location and the quality of facility management.
   We also found unrecognized value in, and garnered positive returns from, bonds that are backed by waste disposal and recovery plants, and in higher-education bonds. Secured by mortgages on private colleges and universities, higher-education bonds often provide a combination of above-average yield and stable credit quality. Historical data suggests that the risk of default on these bonds is considerably less than their middling credit ratings would indicate. To further mitigate any risk, we do in-depth research on each bond and invest only in those that are issued by established colleges and universities and usually obtain first mortgages on the issuing institution's property.
   Finally, bonds issued by Allegheny County Hospital Development Authority for the West Penn-Allegheny Health System underperformed the market during this period. Like many hospital systems, this one faces the pressure of rising costs with limited means of increasing revenue. Although the system's financial results have recently fallen short of plans, it remains a vital health care provider in its market. The position continues to deliver an extremely high level of tax-exempt income.
Comparing the fund's performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2003. In the case of Class A and Class B shares, performance is measured over a ten-year period. In the case of Class C shares, performance is measured from inception of the Class on August 29, 1995. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.
   The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.


6 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Pennsylvania Municipal Fund (Class A)
     Lehman Brothers Municipal Bond Index

                                [GRAPHIC]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


               Oppenheimer Pennsylvania  Lehman Brothers
                   Municipal Fund        Municipal Bond
                      (Class A)              Index
12/31/1993             9,525.00           10,000.00
03/31/1994             9,015.00            9,451.00
06/30/1994             8,890.00            9,555.00
09/30/1994             8,940.00            9,621.00
12/31/1994             8,794.00            9,483.00
03/31/1995             9,429.00           10,153.00
06/30/1995             9,653.00           10,398.00
09/30/1995             9,839.00           10,697.00
12/31/1995            10,284.00           11,138.00
03/31/1996            10,176.00           11,004.00
06/30/1996            10,237.00           11,088.00
07/31/1996 1          10,329.00           11,189.00
10/31/1996            10,590.00           11,471.00
01/31/1997            10,743.00           11,654.00
04/30/1997            10,784.00           11,701.00
07/31/1997            11,328.00           12,336.00
10/31/1997            11,443.00           12,445.00
01/31/1998            11,790.00           12,832.00
04/30/1998            11,716.00           12,789.00
07/31/1998            11,894.00           13,075.00
10/31/1998            12,140.00           13,443.00
01/31/1999            12,311.00           13,685.00
04/30/1999            12,360.00           13,678.00
07/31/1999            12,132.00           13,452.00
10/31/1999            11,628.00           13,205.00
01/31/2000            11,313.00           13,188.00
04/30/2000            11,651.00           13,552.00
07/31/2000            12,011.00           14,031.00
10/31/2000            12,186.00           14,328.00
01/31/2001            12,310.00           14,940.00
04/30/2001            12,305.00           14,958.00
07/31/2001            12,984.00           15,445.00
10/31/2001            13,265.00           15,834.00
01/31/2002            13,264.00           15,821.00
04/30/2002            13,466.00           16,005.00
07/31/2002            13,939.00           16,482.00
10/31/2002            14,209.00           16,763.00
01/31/2003            14,365.00           17,002.00
04/30/2003            14,649.00           17,364.00
07/31/2003            14,685.00           17,076.00

Average Annual Total Returns of Class a Shares of the Fund at 7/31/03 2
1-Year  0.35%    5-Year  3.30%     10-Year  4.40%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Pennsylvania Municipal Fund (Class B)
     Lehman Brothers Municipal Bond Index

                                [GRAPHIC]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               Oppenheimer Pennsylvania  Lehman Brothers
                   Municipal Fund        Municipal Bond
                      (Class B)              Index
12/31/1993            10,000.00           10,000.00
03/31/1994             9,454.00            9,451.00
06/30/1994             9,305.00            9,555.00
09/30/1994             9,330.00            9,621.00
12/31/1994             9,168.00            9,483.00
03/31/1995             9,811.00           10,153.00
06/30/1995            10,025.00           10,398.00
09/30/1995            10,200.00           10,697.00
12/31/1995            10,641.00           11,138.00
03/31/1996            10,509.00           11,004.00
06/30/1996            10,553.00           11,088.00
07/31/1996 1          10,641.00           11,189.00
10/31/1996            10,889.00           11,471.00
01/31/1997            11,024.00           11,654.00
04/30/1997            11,047.00           11,701.00
07/31/1997            11,583.00           12,336.00
10/31/1997            11,677.00           12,445.00
01/31/1998            12,000.00           12,832.00
04/30/1998            11,912.00           12,789.00
07/31/1998            12,069.00           13,075.00
10/31/1998            12,296.00           13,443.00
01/31/1999            12,446.00           13,685.00
04/30/1999            12,462.00           13,678.00
07/31/1999            12,209.00           13,452.00
10/31/1999            11,689.00           13,205.00
01/31/2000            11,355.00           13,188.00
04/30/2000            11,695.00           13,552.00
07/31/2000            12,056.00           14,031.00
10/31/2000            12,232.00           14,328.00
01/31/2001            12,356.00           14,940.00
04/30/2001            12,351.00           14,958.00
07/31/2001            13,032.00           15,445.00
10/31/2001            13,315.00           15,834.00
01/31/2002            13,314.00           15,821.00
04/30/2002            13,516.00           16,005.00
07/31/2002            13,991.00           16,482.00
10/31/2002            14,262.00           16,763.00
01/31/2003            14,419.00           17,002.00
04/30/2003            14,704.00           17,364.00
07/31/2003            14,741.00           17,076.00

Average Annual Total Returns of Class B Shares of the Fund at 7/31/03 2
1-Year   -0.40%     5-Year   3.20%     10-Year   4.43%

1. The Fund's fiscal year end changed from December 31 to July 31.
2. See Notes on page 9 for further details.
The performance information for the Lehman Brothers Municipal Bond Index in the graphs begins on 12/31/93 for Class A and Class B shares and 8/31/95 for Class C shares.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

7 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Pennsylvania Municipal Fund (Class C)
     Lehman Brothers Municipal Bond Index

                                [GRAPHIC]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               Oppenheimer Pennsylvania  Lehman Brothers
                   Municipal Fund        Municipal Bond
                      (Class C)              Index
08/29/1995            10,000.00           10,000.00
09/30/1995            10,109.00           10,063.00
12/31/1995            10,555.00           10,479.00
03/31/1996            10,420.00           10,353.00
06/30/1996            10,462.00           10,432.00
07/31/1996   1        10,539.00           10,526.00
10/31/1996            10,794.00           10,791.00
01/31/1997            10,917.00           10,963.00
04/30/1997            10,939.00           11,008.00
07/31/1997            11,470.00           11,605.00
10/31/1997            11,564.00           11,708.00
01/31/1998            11,893.00           12,072.00
04/30/1998            11,796.00           12,032.00
07/31/1998            11,952.00           12,301.00
10/31/1998            12,177.00           12,647.00
01/31/1999            12,336.00           12,874.00
04/30/1999            12,352.00           12,868.00
07/31/1999            12,101.00           12,655.00
10/31/1999            11,576.00           12,423.00
01/31/2000            11,250.00           12,407.00
04/30/2000            11,555.00           12,750.00
07/31/2000            11,890.00           13,201.00
10/31/2000            12,040.00           13,480.00
01/31/2001            12,140.00           14,055.00
04/30/2001            12,113.00           14,072.00
07/31/2001            12,757.00           14,531.00
10/31/2001            13,008.00           14,896.00
01/31/2002            12,983.00           14,884.00
04/30/2002            13,156.00           15,057.00
07/31/2002            13,593.00           15,506.00
10/31/2002            13,818.00           15,770.00
01/31/2003            13,954.00           15,995.00
04/30/2003            14,205.00           16,336.00
07/31/2003            14,216.00           16,065.00

Average Annual Total Returns of Class C Shares of the Fund at 7/31/03 2
1-Year   3.58%      5-Year   3.53%    Since Inception   4.54%

1. The Fund's fiscal year end changed from December 31 to July 31.
2. See Notes on page 9 for further details.
The performance information for the Lehman Brothers Municipal Bond Index in the graphs begins on 12/31/93 for Class A and Class B shares and 8/31/95 for Class C shares.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

8 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graph includes changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677). Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 9/18/89. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

Class B shares of the Fund were first publicly offered on 5/3/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

9 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  July 31, 2003

Principal                                                                                                     Market Value
   Amount                                                                 Coupon             Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
 Municipal Bonds and Notes--104.2%
--------------------------------------------------------------------------------------------------------------------------
 Pennsylvania--75.4%
$  445,000 Allegheny County HDA (Catholic Health East)                     5.375%          11/15/2022        $     428,166
--------------------------------------------------------------------------------------------------------------------------
    50,000 Allegheny County HDA (Health Center Devel., Inc.)               6.300           09/01/2013               51,195
--------------------------------------------------------------------------------------------------------------------------
    15,000 Allegheny County HDA (Magee-Womens Hospital)                    5.375           10/01/2013               15,377
--------------------------------------------------------------------------------------------------------------------------
 1,500,000 Allegheny County HDA (The Covenant at South Hills)              8.625           02/01/2021            1,561,560
--------------------------------------------------------------------------------------------------------------------------
    30,000 Allegheny County HDA (The Covenant at South Hills)              8.750           02/01/2031               31,195
--------------------------------------------------------------------------------------------------------------------------
   350,000 Allegheny County HDA RITES a                                   22.099 f         11/15/2030              485,093
--------------------------------------------------------------------------------------------------------------------------
 1,900,000 Allegheny County HDA RITES a                                   22.099 f         11/15/2030            2,633,362
--------------------------------------------------------------------------------------------------------------------------
 2,000,000 Allegheny County HEBA (Chatham College)                         5.750           11/15/2028            1,979,040
--------------------------------------------------------------------------------------------------------------------------
 2,925,000 Allegheny County HEBA (Chatham College)                         5.750           11/15/2035            2,857,988
--------------------------------------------------------------------------------------------------------------------------
 1,000,000 Allegheny County HEBA (Chatham College)                         5.850           03/01/2022            1,022,740
--------------------------------------------------------------------------------------------------------------------------
 1,000,000 Allegheny County HEBA (Chatham College)                         5.950           03/01/2032            1,015,980
--------------------------------------------------------------------------------------------------------------------------
    20,000 Allegheny County HEBA (Robert Morris College)                   6.200           02/15/2010               21,079
--------------------------------------------------------------------------------------------------------------------------
 2,110,000 Allegheny County HEBA (Robert Morris College)                   6.250           02/15/2026            2,145,258
--------------------------------------------------------------------------------------------------------------------------
 1,775,000 Allegheny County IDA
           (Airport Special Facilities/U S Airways) a                      8.875           03/01/2021              670,950
--------------------------------------------------------------------------------------------------------------------------
    15,000 Allegheny County IDA (Kroger Company)                           8.500           05/01/2010               15,050
--------------------------------------------------------------------------------------------------------------------------
 1,145,000 Allegheny County IDA (Residential Resources)                    5.700           09/01/2012            1,122,718
--------------------------------------------------------------------------------------------------------------------------
   905,000 Allegheny County IDA (Residential Resources)                    6.600           09/01/2031              862,836
--------------------------------------------------------------------------------------------------------------------------
   315,000 Allegheny County IDA (USX Corp.)                                5.500           12/01/2029              300,255
--------------------------------------------------------------------------------------------------------------------------
   115,000 Allegheny County IDA (USX Corp.)                                5.600           09/01/2030              110,702
--------------------------------------------------------------------------------------------------------------------------
   700,000 Allegheny County IDA (USX Corp.)                                6.000           01/15/2014              735,826
--------------------------------------------------------------------------------------------------------------------------
   105,000 Allegheny County IDA (USX Corp.)                                6.100           01/15/2018              107,932
--------------------------------------------------------------------------------------------------------------------------
    10,000 Allegheny County IDA (USX Corp.)                                6.100           07/15/2020               10,185
--------------------------------------------------------------------------------------------------------------------------
   475,000 Allegheny County IDA (USX Corp.)                                6.700           12/01/2020              497,681
--------------------------------------------------------------------------------------------------------------------------
     5,000 Allegheny County Residential Finance Authority                  5.625           11/01/2023                5,027
--------------------------------------------------------------------------------------------------------------------------
    30,000 Allegheny County Residential Finance Authority                  6.250           11/01/2016               31,094
--------------------------------------------------------------------------------------------------------------------------
    20,000 Allegheny County Residential Finance Authority                  6.600           11/01/2014               20,247
--------------------------------------------------------------------------------------------------------------------------
    95,000 Allegheny County Residential Finance Authority                  7.100           05/01/2024               96,422
--------------------------------------------------------------------------------------------------------------------------
   420,000 Allegheny County HDA
           (West Penn Allegheny Health System)                             9.250           11/15/2015              409,416
--------------------------------------------------------------------------------------------------------------------------
 1,100,000 Allegheny County HDA
           (West Penn Allegheny Health System)                             9.250           11/15/2022            1,066,175
--------------------------------------------------------------------------------------------------------------------------
12,640,000 Allegheny County HDA
           (West Penn Allegheny Health System)                             9.250           11/15/2030           12,211,504
--------------------------------------------------------------------------------------------------------------------------
   100,000 Beaver County IDA
           (Cleveland Electric Illuminating Company)                       7.750           07/15/2025              108,195
--------------------------------------------------------------------------------------------------------------------------
   155,000 Beaver County IDA
           (Cleveland Electric Illuminating Company)                       7.625           05/01/2025              166,406
--------------------------------------------------------------------------------------------------------------------------
    65,000 Beaver County IDA (J. Ray McDermott & Company)                  6.800           02/01/2009               35,946
--------------------------------------------------------------------------------------------------------------------------
   180,000 Beaver County IDA (Ohio Edison Company)                         5.450           09/15/2033              180,274
--------------------------------------------------------------------------------------------------------------------------
   170,000 Beaver County IDA (St. Joe Minerals Corp.)                      6.000           05/01/2007              170,381
--------------------------------------------------------------------------------------------------------------------------
   525,000 Beaver County IDA (Toledo Edison Company)                       7.625           05/01/2020              563,635
--------------------------------------------------------------------------------------------------------------------------
 2,100,000 Beaver County IDA (Toledo Edison Company)                       7.750           05/01/2020            2,290,806
--------------------------------------------------------------------------------------------------------------------------
    25,000 Beaver County IDA (Toledo Edison Company)                       7.750           05/01/2020               27,271
--------------------------------------------------------------------------------------------------------------------------
   750,000 Blair County IDA (Village of PA State)                          6.900           01/01/2022              757,702

10 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal                                                                                                     Market Value
   Amount                                                                 Coupon             Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
 Pennsylvania Continued
$2,400,000  Blair County IDA (Village of PA State)                         7.000%          01/01/2034        $   2,424,696
--------------------------------------------------------------------------------------------------------------------------
    20,000  Bradford County IDA (International Paper Company)              5.900           12/01/2019               20,272
--------------------------------------------------------------------------------------------------------------------------
 1,300,000  Bucks County IDA (Chandler Hall Health Care Facility)         6.300            05/01/2029            1,193,517
--------------------------------------------------------------------------------------------------------------------------
 1,000,000  Bucks County IDA (Pennswood Village)                           6.000           10/01/2027            1,005,570
--------------------------------------------------------------------------------------------------------------------------
   330,000  Bucks County IDA (USX Corp.)                                   5.600           03/01/2033              317,232
--------------------------------------------------------------------------------------------------------------------------
 2,000,000  Bucks County IDA RITES a                                      18.219 f         09/01/2032            2,154,320
--------------------------------------------------------------------------------------------------------------------------
   480,000  Butler County IDA (Greenview Gardens Apartments)               6.000           07/01/2023              468,538
--------------------------------------------------------------------------------------------------------------------------
   880,000  Butler County IDA (Greenview Gardens Apartments)               6.250           07/01/2033              855,606
--------------------------------------------------------------------------------------------------------------------------
   580,000  Butler County IDA (Witco Corp.)                                5.850           12/01/2023              508,741
--------------------------------------------------------------------------------------------------------------------------
    10,000  Cambria County IDA (PA Electric Company)                       6.050           11/01/2025               10,598
--------------------------------------------------------------------------------------------------------------------------
 2,800,000  Carbon County IDA (Panther Creek Partners)                     6.650           05/01/2010            2,955,988
--------------------------------------------------------------------------------------------------------------------------
    95,000  Chester County H&EFA (Devereaux Foundation)                    6.000           11/01/2019               97,616
--------------------------------------------------------------------------------------------------------------------------
    30,000  Chester County H&EFA (Immaculata College)                      5.600           10/15/2018               30,357
--------------------------------------------------------------------------------------------------------------------------
 7,500,000  Chester County H&EFA (Jenners Pond)                            7.625           07/01/2034            7,333,125
--------------------------------------------------------------------------------------------------------------------------
   370,000  Columbia County HA (Bloomsburg Hospital)                       5.900           06/01/2029              295,156
--------------------------------------------------------------------------------------------------------------------------
   750,000  Crawford County HA
            (Wesbury United Methodist Community)                           6.125           08/15/2019              723,007
--------------------------------------------------------------------------------------------------------------------------
   100,000  Cumberland County Municipal Authority
            (Presbyterian Homes)                                           6.000           12/01/2017               99,487
--------------------------------------------------------------------------------------------------------------------------
   135,000  Cumberland County Municipal Authority
            (Presbyterian Homes)                                           6.000           12/01/2026              136,589
--------------------------------------------------------------------------------------------------------------------------
 6,000,000  Cumberland County Municipal Authority
            (Wesley Affiliated Services)                                   7.250           01/01/2035            5,861,640
--------------------------------------------------------------------------------------------------------------------------
    10,000  Dauphin County General Authority
            (Tressler Lutheran Services)                                   6.800           01/01/2008               10,016
--------------------------------------------------------------------------------------------------------------------------
    95,000  Dauphin County IDA
            (Jersey Central Power & Light Company)                         7.125           01/01/2009               95,426
--------------------------------------------------------------------------------------------------------------------------
    55,000  Delaware County Authority (Elwyn, Inc.)                        5.500           06/01/2020               56,616
--------------------------------------------------------------------------------------------------------------------------
 1,000,000  Delaware County Authority (Neumann College)                    5.375           10/01/2018              986,160
--------------------------------------------------------------------------------------------------------------------------
 2,500,000  Delaware County Authority (Neumann College)                    6.000           10/01/2031            2,531,275
--------------------------------------------------------------------------------------------------------------------------
   750,000  Delaware County Authority (White Horse Village)                7.625           07/01/2030              778,470
--------------------------------------------------------------------------------------------------------------------------
   100,000  Erie County HA (St. Mary's Home of Erie)                       6.000           08/15/2029              104,847
--------------------------------------------------------------------------------------------------------------------------
    10,000  Erie HEBA (Gannon University)                                  8.375           06/01/2008               10,331
--------------------------------------------------------------------------------------------------------------------------
    40,000  Erie HEBA (Mercyhurst College)                                 5.750           03/15/2013               41,446
--------------------------------------------------------------------------------------------------------------------------
 2,010,000  Erie HEBA (Mercyhurst College)                                 5.750           03/15/2020            2,013,960
--------------------------------------------------------------------------------------------------------------------------
    35,000  Erie HEBA (Mercyhurst College)                                 5.750           03/15/2020               34,446
--------------------------------------------------------------------------------------------------------------------------
    25,000  Erie HEBA (Mercyhurst College)                                 5.750           03/15/2023               25,000
--------------------------------------------------------------------------------------------------------------------------
    10,000  Exeter Township Sewer Authority                                6.500           04/01/2008               10,044
--------------------------------------------------------------------------------------------------------------------------
    60,000  Ferndale Area School District GO                               6.750           07/15/2009               60,256
--------------------------------------------------------------------------------------------------------------------------
    30,000  Harrisburg Parking Authority, Series F                         6.300           11/15/2016               30,381
--------------------------------------------------------------------------------------------------------------------------
 2,250,000  Indiana County IDA Pollution Control (PSEG Power LLC)          5.850           06/01/2027            2,200,320
--------------------------------------------------------------------------------------------------------------------------
   250,000  Jeannette Health Services Authority
            (Jeannette District Memorial Hospital)                         6.000           11/01/2018              216,437
--------------------------------------------------------------------------------------------------------------------------
   250,000  Lancaster County Hospital Authority
            (Willow Valley Retirement Communities)                         5.875           06/01/2021              251,875
--------------------------------------------------------------------------------------------------------------------------
 1,650,000  Lancaster County IDA (Garden Spot Village)                     7.625           05/01/2031            1,694,566
--------------------------------------------------------------------------------------------------------------------------
 5,000,000  Lawrence County IDA (Shenango Presbyterian Center)             7.500           11/15/2031            4,709,950

11 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

Principal                                                                                                     Market Value
   Amount                                                                 Coupon             Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
 Pennsylvania Continued
$  450,000  Lebanon County Health Facilities Authority
            (Pleasant View Retirement Community)                           6.625%          12/15/2029        $     430,605
--------------------------------------------------------------------------------------------------------------------------
 1,000,000  Lehigh County GPA (Bible Fellowship Church Home)               6.000           12/15/2023              865,040
--------------------------------------------------------------------------------------------------------------------------
 1,000,000  Lehigh County GPA (Bible Fellowship Church Home)               7.625           11/01/2021            1,025,170
--------------------------------------------------------------------------------------------------------------------------
   750,000  Lehigh County GPA (Bible Fellowship Church Home)               7.750           11/01/2033              770,122
--------------------------------------------------------------------------------------------------------------------------
    35,000  Lehigh County GPA (Cedar Crest College)                        6.600           04/01/2010               34,589
--------------------------------------------------------------------------------------------------------------------------
    70,000  Lehigh County GPA (Cedar Crest College)                        6.650           04/01/2017               73,256
--------------------------------------------------------------------------------------------------------------------------
    60,000  Lehigh County GPA (Cedar Crest College)                        6.700           04/01/2026               62,186
--------------------------------------------------------------------------------------------------------------------------
    50,000  Lehigh County GPA (Kidspeace Obligated Group)                  5.800           11/01/2012               49,146
--------------------------------------------------------------------------------------------------------------------------
 7,985,000  Lehigh County GPA (Kidspeace Obligated Group)                  6.000           11/01/2018            7,765,173
--------------------------------------------------------------------------------------------------------------------------
 1,000,000  Lehigh County GPA (Kidspeace Obligated Group)                  6.000           11/01/2023              944,130
--------------------------------------------------------------------------------------------------------------------------
    25,000  Lehigh County IDA (PA Power & Light Company)                   5.500           02/15/2027               25,476
--------------------------------------------------------------------------------------------------------------------------
    70,000  Lehigh County IDA (PA Power & Light Company)                   6.150           08/01/2029               76,249
--------------------------------------------------------------------------------------------------------------------------
    60,000  Lehigh County IDA (PA Power & Light Company)                   6.400           09/01/2029               63,988
--------------------------------------------------------------------------------------------------------------------------
    10,000  Luzerne County IDA (PA Gas & Water Company)                    6.050           01/01/2019               10,154
--------------------------------------------------------------------------------------------------------------------------
    25,000  McKean County Hospital Authority (Bradford Hospital)           6.100           10/01/2020               25,104
--------------------------------------------------------------------------------------------------------------------------
     5,000  McKean County IDA (Kmart Corp.) a                              6.875           04/01/2004                3,062
--------------------------------------------------------------------------------------------------------------------------
 4,000,000  Monroe County Hospital Authority
            (Pocono Medical Center)                                        5.625           01/01/2032            4,039,840
--------------------------------------------------------------------------------------------------------------------------
   700,000  Montgomery County HEHA
            (Philadelphia Geriatric Center)                                7.375           12/01/2030              684,544
--------------------------------------------------------------------------------------------------------------------------
    50,000  Montgomery County HEHA
            (Temple Continuing Care Center) d                              6.625           07/01/2019               22,234
--------------------------------------------------------------------------------------------------------------------------
 3,150,000  Montgomery County HEHA
            (Temple Continuing Care Center) d                              6.750           07/01/2029            1,399,324
--------------------------------------------------------------------------------------------------------------------------
    20,000  Montgomery County HEHA (Waverly Heights)                       6.000           01/01/2008               20,011
--------------------------------------------------------------------------------------------------------------------------
 3,115,000  Montgomery County IDA (ACTS/BPE Obligated Group)               5.875           11/15/2022            3,132,226
--------------------------------------------------------------------------------------------------------------------------
 1,750,000  Montgomery County IDA (Meadowood Corp.)                        6.250           12/01/2017            1,621,795
--------------------------------------------------------------------------------------------------------------------------
 3,840,000  Montgomery County IDA (Wordsworth Academy)                     8.000           09/01/2024            3,957,888
--------------------------------------------------------------------------------------------------------------------------
   810,000  North Penn HHEA (Maple Village)                                7.800           10/01/2024              791,848
--------------------------------------------------------------------------------------------------------------------------
 1,205,000  North Penn HHEA (Maple Village)                                8.000           10/01/2032            1,183,455
--------------------------------------------------------------------------------------------------------------------------
    50,000  Northampton County IDA
            (Metropolitan Edison Company)                                  6.100           07/15/2021               53,830
--------------------------------------------------------------------------------------------------------------------------
    80,000  Northeastern PA HEA (Wilkes University)                        5.625           10/01/2018               82,018
--------------------------------------------------------------------------------------------------------------------------
 4,000,000  Northumberland County IDA (NHS Youth Services)                 7.750           02/15/2029            3,878,560
--------------------------------------------------------------------------------------------------------------------------
 2,000,000  Ontelaunee Township Municipal Authority                        6.250           11/15/2032            1,910,760
--------------------------------------------------------------------------------------------------------------------------
    10,000  PA Convention Center Authority, Series A                       6.750           09/01/2019               10,618
--------------------------------------------------------------------------------------------------------------------------
 1,150,000  PA Convention Center Authority, Series A                       6.750           09/01/2019            1,233,076
--------------------------------------------------------------------------------------------------------------------------
 5,000,000  PA EDFA (30th St. Garage)                                      5.800           06/01/2023            5,090,950
--------------------------------------------------------------------------------------------------------------------------
 8,000,000  PA EDFA (30th St. Garage)                                      5.875           06/01/2033            8,114,480
--------------------------------------------------------------------------------------------------------------------------
 1,000,000  PA EDFA (Colver)                                               7.050           12/01/2010            1,035,680
--------------------------------------------------------------------------------------------------------------------------
 1,500,000  PA EDFA (Colver)                                               7.125           12/01/2015            1,552,200
--------------------------------------------------------------------------------------------------------------------------
 6,000,000  PA EDFA (Colver)                                               7.150           12/01/2018            6,236,580
--------------------------------------------------------------------------------------------------------------------------
13,700,000  PA EDFA (National Gypsum Company)                              6.125           11/02/2027           12,367,401
--------------------------------------------------------------------------------------------------------------------------
 5,000,000  PA EDFA (National Gypsum Company)                              6.250           11/01/2027            4,586,350
--------------------------------------------------------------------------------------------------------------------------
 4,500,000  PA EDFA (Northampton Generating)                               6.400           01/01/2009            4,613,400

12 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal                                                                                                     Market Value
   Amount                                                                 Coupon             Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
 Pennsylvania Continued
$3,950,000  PA EDFA (Northampton Generating)                               6.500%          01/01/2013        $   4,007,709
--------------------------------------------------------------------------------------------------------------------------
 3,750,000  PA EDFA (Northampton Generating)                               6.600           01/01/2019            3,792,112
--------------------------------------------------------------------------------------------------------------------------
 1,000,000  PA EDFA (Northampton Generating)                               6.750           01/01/2007            1,029,310
--------------------------------------------------------------------------------------------------------------------------
13,660,000  PA EDFA (Sun Company)                                          7.600           12/01/2024           14,416,218
--------------------------------------------------------------------------------------------------------------------------
    35,000  PA Finance Authority Municipal Capital
            Improvements Program                                           6.600           11/01/2009               36,122
--------------------------------------------------------------------------------------------------------------------------
 1,500,000  PA HEFA (CA University of PA Student Association)              6.750           09/01/2020            1,569,780
--------------------------------------------------------------------------------------------------------------------------
    30,000  PA HEFA (CA University of PA Student Association)              6.800           09/01/2025               31,076
--------------------------------------------------------------------------------------------------------------------------
   740,000  PA HEFA (College of Science & Agriculture)                     5.250           04/15/2012              741,621
--------------------------------------------------------------------------------------------------------------------------
   515,000  PA HEFA (College of Science & Agriculture)                     5.250           04/15/2018              486,454
--------------------------------------------------------------------------------------------------------------------------
 2,250,000  PA HEFA (College of Science & Agriculture)                     5.350           04/15/2028            2,022,367
--------------------------------------------------------------------------------------------------------------------------
 1,800,000  PA HEFA (Geneva College)                                       5.375           04/01/2023            1,736,964
--------------------------------------------------------------------------------------------------------------------------
 2,360,000  PA HEFA (Geneva College)                                       5.450           04/01/2018            2,365,428
--------------------------------------------------------------------------------------------------------------------------
 1,000,000  PA HEFA (Geneva College)                                       6.125           04/01/2022            1,010,270
--------------------------------------------------------------------------------------------------------------------------
 1,095,000  PA HEFA (Gwynedd-Mercy College)                                5.450           11/01/2026            1,109,662
--------------------------------------------------------------------------------------------------------------------------
   880,000  PA HEFA (Gwynedd-Mercy College)                                5.500           11/01/2031              893,851
--------------------------------------------------------------------------------------------------------------------------
 3,200,000  PA HEFA (Moravian College)                                     5.375           07/01/2023            3,247,232
--------------------------------------------------------------------------------------------------------------------------
   770,000  PA HEFA (Moravian College)                                     5.375           07/01/2031              775,883
--------------------------------------------------------------------------------------------------------------------------
    15,000  PA HEFA (Philadelphia University)                              6.100           06/01/2030               15,520
--------------------------------------------------------------------------------------------------------------------------
     5,000  PA HEFA (Temple University)                                    7.400           10/01/2010                5,024
--------------------------------------------------------------------------------------------------------------------------
    35,000  PA HEFA (University of PA Health Services)                     5.750           01/01/2017               35,847
--------------------------------------------------------------------------------------------------------------------------
    80,000  PA HEFA (University of PA Health Services)                     5.750           01/01/2022               81,130
--------------------------------------------------------------------------------------------------------------------------
    10,000  PA HEFA (University of PA Presbyterian Medical Center)         5.875           01/01/2015               10,312
--------------------------------------------------------------------------------------------------------------------------
   300,000  PA HEFA (University of the Arts)                               5.625           03/15/2025              306,288
--------------------------------------------------------------------------------------------------------------------------
 7,500,000  PA HEFA (UPMC Health System)                                   6.000           01/15/2022            7,758,300
--------------------------------------------------------------------------------------------------------------------------
   125,000  PA HFA (Multifamily FHA Mtg.)                                  8.200           07/01/2024              126,483
--------------------------------------------------------------------------------------------------------------------------
     5,000  PA HFA (Multifamily FHA Mtg.)                                  9.375           08/01/2010                5,102
--------------------------------------------------------------------------------------------------------------------------
    15,000  PA HFA (Rental Hsg.)                                           5.800           07/01/2018               15,203
--------------------------------------------------------------------------------------------------------------------------
 2,500,000  PA HFA (Single Family Mtg.) RITES a                           16.428 f         10/01/2020            2,493,200
--------------------------------------------------------------------------------------------------------------------------
 2,500,000  PA HFA (Single Family Mtg.) RITES a                           16.628 f         10/01/2022            2,427,150
--------------------------------------------------------------------------------------------------------------------------
 2,000,000  PA HFA (Single Family Mtg.) RITES a                           17.122 f         04/01/2021            2,013,600
--------------------------------------------------------------------------------------------------------------------------
 2,850,000  PA HFA (Single Family Mtg.) RITES a                           17.428 f         10/01/2022            2,924,100
--------------------------------------------------------------------------------------------------------------------------
 2,000,000  PA HFA (Single Family Mtg.) RITES a                           19.464 f         10/01/2018            2,236,720
--------------------------------------------------------------------------------------------------------------------------
    30,000  PA HFA (Single Family Mtg.), Series 37A                        5.450           10/01/2017               30,708
--------------------------------------------------------------------------------------------------------------------------
    30,000  PA HFA (Single Family Mtg.), Series 37B                        5.600           10/01/2025               30,158
--------------------------------------------------------------------------------------------------------------------------
    45,000  PA HFA (Single Family Mtg.), Series 37B                        5.600           10/01/2025               45,054
--------------------------------------------------------------------------------------------------------------------------
    45,000  PA HFA (Single Family Mtg.), Series 39A                        6.600           04/01/2017               45,708
--------------------------------------------------------------------------------------------------------------------------
    65,000  PA HFA (Single Family Mtg.), Series 39B                        6.750           04/01/2016               65,899
--------------------------------------------------------------------------------------------------------------------------
 1,625,000  PA HFA (Single Family Mtg.), Series 39B                        6.875           10/01/2024            1,655,908
--------------------------------------------------------------------------------------------------------------------------
 1,200,000  PA HFA (Single Family Mtg.), Series 39B                        6.875           10/01/2024            1,232,400
--------------------------------------------------------------------------------------------------------------------------
 2,050,000  PA HFA (Single Family Mtg.), Series 40                         6.800           10/01/2015            2,099,262
--------------------------------------------------------------------------------------------------------------------------
   175,000  PA HFA (Single Family Mtg.), Series 40                         6.900           04/01/2025              178,896
--------------------------------------------------------------------------------------------------------------------------
    10,000  PA HFA (Single Family Mtg.), Series 41B                        6.300           04/01/2009               10,091
--------------------------------------------------------------------------------------------------------------------------
    10,000  PA HFA (Single Family Mtg.), Series 41B                        6.450           10/01/2012               10,130
--------------------------------------------------------------------------------------------------------------------------
 2,635,000  PA HFA (Single Family Mtg.), Series 41B                        6.650           04/01/2025            2,703,431

13 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

Principal                                                                                                     Market Value
   Amount                                                                 Coupon             Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
 Pennsylvania Continued
$  670,000  PA HFA (Single Family Mtg.), Series 41B                        6.650%          04/01/2025        $     687,400
--------------------------------------------------------------------------------------------------------------------------
    15,000  PA HFA (Single Family Mtg.), Series 42                         6.750           10/01/2014               15,332
--------------------------------------------------------------------------------------------------------------------------
    65,000  PA HFA (Single Family Mtg.), Series 42                         6.850           04/01/2025               66,776
--------------------------------------------------------------------------------------------------------------------------
    15,000  PA HFA (Single Family Mtg.), Series 43                         6.750           04/01/2005               15,218
--------------------------------------------------------------------------------------------------------------------------
    50,000  PA HFA (Single Family Mtg.), Series 43                         6.850           10/01/2006               51,312
--------------------------------------------------------------------------------------------------------------------------
 1,330,000  PA HFA (Single Family Mtg.), Series 44C                        6.650           10/01/2021            1,373,358
--------------------------------------------------------------------------------------------------------------------------
    50,000  PA HFA (Single Family Mtg.), Series 46                         6.200           10/01/2014               51,343
--------------------------------------------------------------------------------------------------------------------------
    25,000  PA HFA (Single Family Mtg.), Series 47                         5.700           10/01/2016               25,589
--------------------------------------------------------------------------------------------------------------------------
   180,000  PA HFA (Single Family Mtg.), Series 47                         5.700           10/01/2026              181,696
--------------------------------------------------------------------------------------------------------------------------
    10,000  PA HFA (Single Family Mtg.), Series 48                         6.150           04/01/2025               10,221
--------------------------------------------------------------------------------------------------------------------------
     5,000  PA HFA (Single Family Mtg.), Series 50B                        6.350           10/01/2027                5,165
--------------------------------------------------------------------------------------------------------------------------
    70,000  PA HFA (Single Family Mtg.), Series 51                         6.300           10/01/2015               71,215
--------------------------------------------------------------------------------------------------------------------------
    90,000  PA HFA (Single Family Mtg.), Series 51                         6.375           04/01/2028               92,487
--------------------------------------------------------------------------------------------------------------------------
   305,000  PA HFA (Single Family Mtg.), Series 52B                        6.250           10/01/2024              313,266
--------------------------------------------------------------------------------------------------------------------------
   500,000  PA HFA (Single Family Mtg.), Series 53A                        6.000           10/01/2015              514,230
--------------------------------------------------------------------------------------------------------------------------
   115,000  PA HFA (Single Family Mtg.), Series 53A                        6.050           04/01/2018              117,946
--------------------------------------------------------------------------------------------------------------------------
    35,000  PA HFA (Single Family Mtg.), Series 53A                        6.150           10/01/2024               35,957
--------------------------------------------------------------------------------------------------------------------------
    20,000  PA HFA (Single Family Mtg.), Series 54A                        6.150           10/01/2022               20,589
--------------------------------------------------------------------------------------------------------------------------
    75,000  PA HFA (Single Family Mtg.), Series 56A                        6.050           10/01/2016               77,672
--------------------------------------------------------------------------------------------------------------------------
 2,590,000  PA HFA (Single Family Mtg.), Series 59A                        5.750           10/01/2023            2,643,587
--------------------------------------------------------------------------------------------------------------------------
 2,095,000  PA HFA (Single Family Mtg.), Series 59A                        5.800           10/01/2029            2,133,883
--------------------------------------------------------------------------------------------------------------------------
    50,000  PA HFA (Single Family Mtg.), Series 60A                        5.850           10/01/2027               50,935
--------------------------------------------------------------------------------------------------------------------------
    20,000  PA HFA (Single Family Mtg.), Series 61A                        5.450           10/01/2021               20,196
--------------------------------------------------------------------------------------------------------------------------
    75,000  PA HFA (Single Family Mtg.), Series 61A                        5.500           04/01/2029               75,422
--------------------------------------------------------------------------------------------------------------------------
   985,000  PA HFA (Single Family Mtg.), Series 62A                        5.500           10/01/2022              996,968
--------------------------------------------------------------------------------------------------------------------------
    20,000  PA HFA (Single Family Mtg.), Series 66A                        5.650           04/01/2029               20,125
--------------------------------------------------------------------------------------------------------------------------
   100,000  PA HFA (Single Family Mtg.), Series 67A                        5.850           10/01/2018              102,959
--------------------------------------------------------------------------------------------------------------------------
    90,000  PA HFA (Single Family Mtg.), Series 67A                        5.900           10/01/2030               92,076
--------------------------------------------------------------------------------------------------------------------------
 1,845,000  PA HFA (Single Family Mtg.), Series 69A                        6.250           04/01/2031            1,912,859
--------------------------------------------------------------------------------------------------------------------------
 4,740,000  PA HFA (Single Family Mtg.), Series 70A                        5.800           04/01/2027            4,859,543
--------------------------------------------------------------------------------------------------------------------------
   230,000  PA HFA (Single Family Mtg.), Series 72A                        5.250           04/01/2021              230,391
--------------------------------------------------------------------------------------------------------------------------
   155,000  PA HFA (Single Family Mtg.), Series 73A                        5.350           10/01/2022              156,008
--------------------------------------------------------------------------------------------------------------------------
   345,000  PA HFA (Single Family Mtg.), Series 74B                        5.150           10/01/2022              342,485
--------------------------------------------------------------------------------------------------------------------------
    50,000  PA HFA Linked BPO                                              6.100           10/01/2013               50,782
--------------------------------------------------------------------------------------------------------------------------
 2,000,000  Philadelphia Airport Authority for
            Industrial Devel. RITES a                                     17.283 f         07/01/2022            2,114,320
--------------------------------------------------------------------------------------------------------------------------
    25,000  Philadelphia Airport System, Series A                          5.750           06/15/2010               27,062
--------------------------------------------------------------------------------------------------------------------------
   130,000  Philadelphia Airport System, Series A                          6.000           06/15/2015              139,924
--------------------------------------------------------------------------------------------------------------------------
    55,000  Philadelphia Gas Works                                         5.250           08/01/2015               55,661
--------------------------------------------------------------------------------------------------------------------------
 1,780,000  Philadelphia Gas Works RITES a                                16.657 f         08/01/2031            1,717,273
--------------------------------------------------------------------------------------------------------------------------
 2,000,000  Philadelphia Gas Works RITES a                                17.260 f         08/01/2021            2,167,560
--------------------------------------------------------------------------------------------------------------------------
 1,210,000  Philadelphia H&HEFA
            (Centralized Comprehensive Human Services)                     7.250           01/01/2021            1,208,354
--------------------------------------------------------------------------------------------------------------------------
    30,000  Philadelphia H&HEFA (Chestnut Hill Hospital)                   6.375           11/15/2011               30,226
--------------------------------------------------------------------------------------------------------------------------
    60,000  Philadelphia H&HEFA (Frankford Hospital)                       6.000           06/01/2023               60,191

14 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal                                                                                                     Market Value
   Amount                                                                 Coupon             Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
 Pennsylvania Continued
$2,350,000    Philadelphia H&HEFA (Jeanes Health System)                   6.600%          07/01/2010        $   2,430,582
--------------------------------------------------------------------------------------------------------------------------
   635,000  Philadelphia H&HEFA (Jeanes Hospital)                          5.875           07/01/2017              613,899
--------------------------------------------------------------------------------------------------------------------------
 3,380,000  Philadelphia H&HEFA (Philadelphia Protestant Home)             6.500           07/01/2027            3,181,155
--------------------------------------------------------------------------------------------------------------------------
    10,000  Philadelphia H&HEFA (Temple University Hospital)               6.500           11/15/2008               10,561
--------------------------------------------------------------------------------------------------------------------------
 3,870,000  Philadelphia IDA (Air Cargo)                                   7.500           01/01/2025            3,932,230
--------------------------------------------------------------------------------------------------------------------------
   150,000  Philadelphia IDA (American College of Physicians)              6.000           06/15/2030              157,866
--------------------------------------------------------------------------------------------------------------------------
    65,000  Philadelphia IDA (Baker's Bay Nursing Home Associates)         5.750           08/01/2023               66,115
--------------------------------------------------------------------------------------------------------------------------
 1,950,000  Philadelphia IDA (Baptist Home of Philadelphia)                5.600           11/15/2028            1,663,077
--------------------------------------------------------------------------------------------------------------------------
   450,000  Philadelphia IDA (Cathedral Village)                           6.750           04/01/2023              439,007
--------------------------------------------------------------------------------------------------------------------------
 1,000,000  Philadelphia IDA (Cathedral Village)                           6.875           04/01/2034              973,730
--------------------------------------------------------------------------------------------------------------------------
 3,150,000  Philadelphia IDA (First Mtg.-CPAP)                             6.125           04/01/2019            2,799,153
--------------------------------------------------------------------------------------------------------------------------
 2,000,000  Philadelphia IDA
            (International Educational & Community Project)                5.875           06/01/2022            2,056,320
--------------------------------------------------------------------------------------------------------------------------
 3,000,000  Philadelphia IDA
            (International Educational & Community Project)                6.000           06/01/2032            3,080,280
--------------------------------------------------------------------------------------------------------------------------
    25,000  Philadelphia IDA (The Franklin Institute)                      5.200           06/15/2018               24,439
--------------------------------------------------------------------------------------------------------------------------
    25,000  Philadelphia Municipal Authority, Series A                     5.625           11/15/2014               25,743
--------------------------------------------------------------------------------------------------------------------------
   135,000  Philadelphia Municipal Authority, Series A                     5.625           11/15/2018              139,012
--------------------------------------------------------------------------------------------------------------------------
    75,000  Philadelphia Municipal Authority, Series B                     6.400           11/15/2016               76,781
--------------------------------------------------------------------------------------------------------------------------
    25,000  Philadelphia Municipal Authority, Series C                     5.250           04/01/2018               25,560
--------------------------------------------------------------------------------------------------------------------------
    20,000  Philadelphia Municipal Authority, Series D                     6.300           07/15/2017               20,417
--------------------------------------------------------------------------------------------------------------------------
   200,000  Philadelphia Municipal Authority, Series D                     6.400           11/15/2016              206,574
--------------------------------------------------------------------------------------------------------------------------
   120,000  Philadelphia Redevelopment Authority
            (FHA Title I Insured Loan)                                     6.100           06/01/2017              123,313
--------------------------------------------------------------------------------------------------------------------------
   200,000  Philadelphia Redevelopment Authority
            (Multifamily Hsg.)                                             5.450           02/01/2023              201,556
--------------------------------------------------------------------------------------------------------------------------
   500,000  Philadelphia Redevelopment Authority
            (Pavilion Apartments)                                          6.000           10/01/2023              485,175
--------------------------------------------------------------------------------------------------------------------------
 4,100,000  Philadelphia Redevelopment Authority
            (Pavilion Apartments)                                          6.250           10/01/2032            3,961,051
--------------------------------------------------------------------------------------------------------------------------
 2,100,000  Philadelphia Regional Port Authority MVRICS                   11.420 f         09/01/2020            2,211,510
--------------------------------------------------------------------------------------------------------------------------
 2,000,000  Philadelphia School District GO RITES a                       18.670 f         08/01/2022            2,456,800
--------------------------------------------------------------------------------------------------------------------------
    45,000  Pittsburgh URA Mtg., Series A                                  5.650           10/01/2024               44,667
--------------------------------------------------------------------------------------------------------------------------
    30,000  Pittsburgh URA Mtg., Series A                                  5.650           10/01/2024               29,961
--------------------------------------------------------------------------------------------------------------------------
    70,000  Pittsburgh URA Mtg., Series A                                  6.050           10/01/2026               71,519
--------------------------------------------------------------------------------------------------------------------------
    40,000  Pittsburgh URA Mtg., Series A                                  7.250           02/01/2024               40,212
--------------------------------------------------------------------------------------------------------------------------
    10,000  Pittsburgh URA Mtg., Series C                                  5.700           04/01/2030               10,075
--------------------------------------------------------------------------------------------------------------------------
   100,000  Pittsburgh URA Mtg., Series C                                  5.950           10/01/2029              101,899
--------------------------------------------------------------------------------------------------------------------------
 1,245,000  Pittsburgh URA Mtg., Series C                                  6.550           04/01/2028            1,268,842
--------------------------------------------------------------------------------------------------------------------------
    25,000  Pittsburgh URA Mtg., Series C                                  7.125           08/01/2013               24,969
--------------------------------------------------------------------------------------------------------------------------
    40,000  Pittsburgh URA Mtg., Series H                                  6.850           04/01/2016               40,042
--------------------------------------------------------------------------------------------------------------------------
 2,000,000  Sayre Health Care Facilities (Guthrie Healthcare System)       1.000 v         12/01/2031            2,174,440
--------------------------------------------------------------------------------------------------------------------------
 2,060,000  Sayre Health Care Facilities (Guthrie Healthcare System)       5.750           12/01/2021            2,051,966
--------------------------------------------------------------------------------------------------------------------------
 1,000,000  Sayre Health Care Facilities (Guthrie Healthcare System)       5.875           12/01/2031            1,000,970
--------------------------------------------------------------------------------------------------------------------------
   590,000  Sayre Health Care Facilities
            (VHA PA/VHA East Financing Program)                            6.375           07/01/2022              610,768
--------------------------------------------------------------------------------------------------------------------------
 6,605,000  Schuylkill County IDA (Schuylkill Energy Resources)            6.500           01/01/2010            6,634,921

15 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

Principal                                                                                                     Market Value
   Amount                                                                 Coupon             Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
Pennsylvania Continued
$1,000,000  Somerset County Hospital Authority
            (Somerset Community Hospital)                                  5.450%          03/01/2032        $     985,280
--------------------------------------------------------------------------------------------------------------------------
    95,000  St. Mary Hospital Authority (Catholic Health Initiatives)      5.000           12/01/2028               93,174
--------------------------------------------------------------------------------------------------------------------------
 2,000,000  Susquehanna Regional Airport Authority                         5.375           01/01/2018            1,887,760
--------------------------------------------------------------------------------------------------------------------------
    50,000  Upper Merion Area School District GO                           5.500           09/01/2016               50,971
--------------------------------------------------------------------------------------------------------------------------
    25,000  Upper Merion Municipal Utility Authority                       6.000           08/15/2016               25,049
--------------------------------------------------------------------------------------------------------------------------
 1,000,000  West Cornwall Township Municipal Authority
            (Elizabethtown College)                                        6.000           12/15/2022            1,020,010
--------------------------------------------------------------------------------------------------------------------------
   300,000  West Shore Area Hospital Authority
            (Holy Spirit Hospital)                                         6.250           01/01/2032              301,635
--------------------------------------------------------------------------------------------------------------------------
   500,000  Westmoreland County IDA
            (Redstone Health Care Facilities)                              8.000           11/15/2023              537,925
--------------------------------------------------------------------------------------------------------------------------
    60,000  Westmoreland County IDA (Westmoreland Hospital)                6.000           07/01/2022               61,383
--------------------------------------------------------------------------------------------------------------------------
    25,000  York County Hospital Authority (York Hospital)                 5.500           07/01/2008               25,546
--------------------------------------------------------------------------------------------------------------------------
    40,000  York Hsg. Corp. Mtg., Series A                                 6.875           11/01/2009               39,250
                                                                                                              ------------
                                                                                                               302,283,449

--------------------------------------------------------------------------------------------------------------------------
 Other States--2.7%
 1,500,000  Badger, WI Tobacco Asset Securitization Corp.                  6.375           06/01/2032            1,265,625
--------------------------------------------------------------------------------------------------------------------------
 3,000,000  CA Golden State Tobacco Securitization Corp.                   7.900           06/01/2042            2,993,370
--------------------------------------------------------------------------------------------------------------------------
 8,000,000  NJ Tobacco Settlement Financing Corp. (TASC)                   6.250           06/01/2043            6,537,760
                                                                                                              ------------
                                                                                                                10,796,755

--------------------------------------------------------------------------------------------------------------------------
 U.S. Possessions--26.1%
   190,000  Guam Airport Authority, Series B                               6.700           10/01/2023              194,493
--------------------------------------------------------------------------------------------------------------------------
   800,000  Guam EDA (TASC)                                                5.400           05/15/2031              693,752
--------------------------------------------------------------------------------------------------------------------------
 2,650,000  Guam EDA (TASC)                                                5.500           05/15/2041            2,250,830
--------------------------------------------------------------------------------------------------------------------------
    60,000  Northern Mariana Islands, Series A                             6.000           06/01/2014               63,415
--------------------------------------------------------------------------------------------------------------------------
 1,460,000  Northern Mariana Islands, Series A                             6.600           03/15/2028            1,534,066
--------------------------------------------------------------------------------------------------------------------------
45,605,000  Puerto Rico Children's Trust Fund (TASC) w                     5.375           05/15/2033           39,550,024
--------------------------------------------------------------------------------------------------------------------------
26,725,000  Puerto Rico Children's Trust Fund (TASC) w                     5.500           05/15/2039           22,784,132
--------------------------------------------------------------------------------------------------------------------------
24,605,000  Puerto Rico Children's Trust Fund (TASC)                       5.625           05/15/2043           21,287,508
--------------------------------------------------------------------------------------------------------------------------
     5,000  Puerto Rico HFC                                                7.500           10/01/2015                5,006
--------------------------------------------------------------------------------------------------------------------------
    20,000  Puerto Rico Infrastructure                                     7.500           07/01/2009               20,453
--------------------------------------------------------------------------------------------------------------------------
 7,725,000  Puerto Rico Port Authority (American Airlines), Series A       6.250           06/01/2026            4,171,577
--------------------------------------------------------------------------------------------------------------------------
 1,155,000  Puerto Rico Port Authority (American Airlines), Series A       6.300           06/01/2023              623,688
--------------------------------------------------------------------------------------------------------------------------
   115,000  Puerto Rico Port Authority, Series D                           7.000           07/01/2014              118,519
--------------------------------------------------------------------------------------------------------------------------
   140,000  Puerto Rico Urban Renewal & Hsg. Corp.                         7.875           10/01/2004              143,612
--------------------------------------------------------------------------------------------------------------------------
 6,645,000  V.I. Government Refinery Facilities (Hovensa Coker)            6.500           07/01/2021            6,660,749
--------------------------------------------------------------------------------------------------------------------------
 4,000,000  V.I. Public Finance Authority (Hovensa Coker)                  6.500           07/01/2021            4,009,480
--------------------------------------------------------------------------------------------------------------------------
   600,000  V.I. Tobacco Settlement Financing Corp. (TASC)                 5.000           05/15/2031              489,162
                                                                                                              ------------
                                                                                                               104,600,466
--------------------------------------------------------------------------------------------------------------------------
 Total Investments, At Value (COST $419,258,450)--104.2%                                                       417,680,670
--------------------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets--(4.2)                                                                  (16,758,439)
                                                                                                              ------------
 Net Assets--100.0%                                                                                           $400,922,231
                                                                                                              ============

16 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Footnotes to Statement of Investments
a. Identifies issues considered to be illiquid. See Note 5 of Notes to Financial Statements.
d. Issuer is in default. See Note 1 of Notes to Financial Statements.
f. Represents the current interest rate for a variable rate bond known as an "inverse floater". See Note 1 of Notes to Financial Statements.
v. Represents the current interest rate for a variable or increasing rate security.
w. When-issued security to be delivered and settled after July 31, 2003. See
Note 1 of Notes to Financial Statements.

To simplify the listings of securities, abbreviations are used per the table below:

ACTS     Adult Communities Total Services
BPE      Brittany Pointe Estates
BPO      Bond Payment Obligations
CPAP     Crime Prevention Association of Philadelphia
EDA      Economic Development Authority
EDFA     Economic Development Finance Authority
FHA      Federal Housing Authority
GO       General Obligation
GPA      General Purpose Authority
H&EFA    Health and Education Facilities Authority
H&HEFA   Hospitals and Higher Education Facilities Authority
HA       Hospital Authority
HDA      Hospital Development Authority
HEA      Hospital and Education Authority
HEBA     Higher Education Building Authority
HEHA     Higher Education and Health Authority
HFA      Housing Finance Agency
HFC      Housing Finance Corp.
HHEA     Health, Hospital and Education Authority
IDA      Industrial Development Agency
MVRICS   Municipal Variable Rate Inverse Class Securities
RITES    Residual Interest Tax Exempt Security
TASC     Tobacco Settlement Asset-Backed Bonds
UPMC     University of Pittsburgh Medical Center
URA      Urban Redevelopment Authority
VHA      Voluntary Hospitals of America
VI       United States Virgin Islands



--------------------------------------------------------------------------------
Industry Concentrations  July 31, 2003

Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

Industry                                           Market Value        Percent
--------------------------------------------------------------------------------
Tobacco Settlements                                $ 97,852,163          23.4%
Adult Living Facilities                              47,086,724          11.3
Resource Recovery                                    46,274,118          11.1
Hospital/Health Care                                 40,668,122           9.8
Higher Education                                     32,462,405           7.8
Single Family Housing                                32,203,703           7.7
Not-for-Profit Organization                          22,710,013           5.4
Paper, Containers & Packaging                        16,974,023           4.1
Pollution Control                                    15,849,027           3.8
Multifamily Housing                                  13,628,574           3.3
Parking Fee Revenue                                  13,235,811           3.2
Marine/Aviation Facilities                           12,159,884           2.9
Airlines                                              5,466,215           1.3
Education                                             5,136,600           1.2
Gas Utilities                                         3,940,494           0.9
Electric Utilities                                    3,442,611           0.8
General Obligation                                    2,631,442           0.6
Water Utilities                                       2,164,474           0.5
Sewer Utilities                                       1,945,853           0.5
Sales Tax Revenue                                     1,300,269           0.3
Municipal Leases                                        494,087           0.1
Manufacturing, Durable Goods                             35,946            --
Manufacturing, Non-Durable Goods                         18,112            --
                                                   ----------------------------
Total                                              $417,680,670         100.0%
                                                   ============================

17 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

--------------------------------------------------------------------------------
Summary of Ratings  July 31, 2003 / Unaudited

Distribution of investments by rating category, as a percentage of total investments at value, is as follows:

 Rating                                                               Percent
--------------------------------------------------------------------------------
 AAA                                                                      5.5%
 AA                                                                      11.4
 A                                                                       31.3
 BBB                                                                     30.8
 BB                                                                       3.0
 B                                                                        3.3
 CCC                                                                      1.2
 CC                                                                       0.0
 C                                                                        0.2
 D                                                                        0.0
 Not Rated                                                               13.3
                                                                        ------
 Total                                                                  100.0%
                                                                        ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

See accompanying Notes to Financial Statements.

18 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2003

-------------------------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $419,258,450)--see accompanying statement             $417,680,670
-------------------------------------------------------------------------------------------------
 Cash                                                                                   164,998
-------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                             7,044,694
 Shares of beneficial interest sold                                                   1,819,297
 Investments sold                                                                       278,972
 Other                                                                                    3,270
                                                                                   --------------
 Total assets                                                                       426,991,901

-------------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Notes payable to bank (interest rate 1.75% at July 31, 2003)                        20,200,000
 Investments purchased (including $4,548,809 purchased on
 a when-issued or forward commitment basis)                                           4,627,369
 Shares of beneficial interest redeemed                                                 572,086
 Dividends                                                                              477,143
 Shareholder reports                                                                     67,264
 Distribution and service plan fees                                                      51,073
 Trustees' compensation                                                                  27,921
 Transfer and shareholder servicing agent fees                                           19,397
 Other                                                                                   27,417
                                                                                   --------------
 Total liabilities                                                                   26,069,670

-------------------------------------------------------------------------------------------------
 Net Assets                                                                        $400,922,231
                                                                                   ==============

-------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                                   $405,125,078
-------------------------------------------------------------------------------------------------
 Overdistributed net investment income                                                 (304,098)
-------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                            (2,320,969)
-------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments                                          (1,577,780)
                                                                                   --------------
 Net Assets                                                                        $400,922,231
                                                                                   ==============


19 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued


-------------------------------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $184,637,767 and 16,082,122 shares of beneficial interest outstanding)                  $11.48
 Maximum offering price per share (net asset value plus sales charge of 4.75% of
 offering price)                                                                         $12.05
-------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $146,368,862
 and 12,752,768 shares of beneficial interest outstanding)                               $11.48
-------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $69,915,602
 and 6,096,252 shares of beneficial interest outstanding)                                $11.47

 See accompanying Notes to Financial Statements.


20 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2003

-----------------------------------------------------------------------------------
 Investment Income
 Interest                                                            $  25,064,625

-----------------------------------------------------------------------------------
 Expenses

 Management fees                                                         2,046,970
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                   247,126
 Class B                                                                 1,144,392
 Class C                                                                   541,241
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                    87,209
 Class B                                                                    73,736
 Class C                                                                    33,779
-----------------------------------------------------------------------------------
 Interest expense                                                          156,991
-----------------------------------------------------------------------------------
 Shareholder reports                                                       115,262
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                                27,773
-----------------------------------------------------------------------------------
 Trustees' compensation                                                     16,870
-----------------------------------------------------------------------------------
 Other                                                                      31,618
                                                                       ------------
 Total expenses                                                          4,522,967
 Less reduction to custodian expenses                                       (5,387)
                                                                       ------------
 Net expenses                                                            4,517,580

-----------------------------------------------------------------------------------
 Net Investment Income                                                  20,547,045

-----------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain on investments                                        2,444,605
-----------------------------------------------------------------------------------
 Net change in unrealized depreciation on investments                   (7,146,660)

-----------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting From Operations                  $15,844,990
                                                                       ============


 See accompanying Notes to Financial Statements.


21 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended July 31,                                                              2003                2002
------------------------------------------------------------------------------------------------------------
 Operations
 Net investment income                                                    $ 20,547,045        $ 12,987,967
------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                    2,444,605            (891,365)
------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                       (7,146,660)          4,004,254
                                                                          ----------------------------------
 Net increase in net assets resulting from operations                       15,844,990          16,100,856

------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                                   (10,349,999)         (7,383,457)
 Class B                                                                    (6,656,148)         (4,061,062)
 Class C                                                                    (3,154,016)         (1,787,351)

------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                    41,848,794          42,964,197
 Class B                                                                    46,875,679          47,176,497
 Class C                                                                    23,631,773          27,229,342

------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase                                                            108,041,073         120,239,022
------------------------------------------------------------------------------------------------------------
 Beginning of period                                                       292,881,158         172,642,136
                                                                          ----------------------------------
 End of period [including overdistributed net investment
 income of $304,098 and $690,980, respectively]                           $400,922,231        $292,881,158
                                                                          ==================================

 See accompanying Notes to Financial Statements.


22 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

 Class A    Year Ended July 31,                  2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period        $  11.57      $  11.46      $  11.28       $ 12.08       $ 12.42
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:

 Net investment income                            .75           .70           .67           .67           .63
 Net realized and unrealized gain (loss)         (.11)          .11           .21          (.81)         (.37)
                                             -----------------------------------------------------------------
 Total from investment operations                 .64           .81           .88          (.14)          .26
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.73)         (.70)         (.70)         (.66)         (.60)
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $  11.48      $  11.57        $11.46       $ 11.28       $ 12.08
                                             =================================================================

--------------------------------------------------------------------------------------------------------------
 Total Return, At Net Asset Value 1              5.36%         7.36%         8.10%        (1.00)%        2.01%

--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)    $184,638      $144,592      $100,222       $64,336       $72,794
--------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $172,228      $120,251      $ 77,048       $67,252       $71,835
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                           6.11%        6.03%          5.84%         5.93%         5.03%
 Total expenses                                  0.86%        0.85%          0.94%         1.10%         0.95%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses       N/A 3       0.82% 4        0.87% 4       0.93% 4       0.90% 4
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           33%          39%            58%           98%           37%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Excludes interest expense.

See accompanying Notes to Financial Statements.


23 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

 Class B    Year Ended July 31,                  2003           2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period        $  11.57       $  11.46       $ 11.27       $ 12.07       $ 12.42
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .65            .62           .59           .58           .53
 Net realized and unrealized gain (loss)         (.11)           .11           .22          (.81)         (.38)
                                             ------------------------------------------------------------------
 Total from investment operations                 .54            .73           .81          (.23)          .15
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.63)          (.62)         (.62)         (.57)         (.50)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $  11.48       $  11.57       $ 11.46       $ 11.27       $ 12.07
                                             ==================================================================

---------------------------------------------------------------------------------------------------------------
 Total Return, At Net Asset Value 1              4.56%          6.55%         7.40%        (1.75)%        1.16%

---------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)    $146,369       $101,126       $52,926       $21,696       $24,206
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $127,280       $ 75,772       $32,037       $21,368       $23,845
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                           5.34%          5.26%         5.03%         5.16%         4.26%
 Total expenses                                  1.63%          1.61%         1.68%         1.96%         1.80%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses       N/A 3        1.58% 4        1.62% 4       1.68% 4       1.65% 4
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           33%            39%           58%           98%           37%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Excludes interest expense.

 See accompanying Notes to Financial Statements.


24 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

 Class C    Year Ended July 31,                  2003           2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period         $ 11.56        $ 11.45       $ 11.27        $12.07        $12.41
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .65            .61           .57           .57           .53
 Net realized and unrealized gain (loss)         (.11)           .12           .23          (.80)         (.37)
                                              -----------------------------------------------------------------
 Total from investment operations                 .54            .73           .80          (.23)          .16
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.63)          (.62)         (.62)         (.57)         (.50)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $ 11.47        $ 11.56       $ 11.45        $11.27        $12.07
                                              =================================================================

---------------------------------------------------------------------------------------------------------------
 Total Return, At Net Asset Value 1              4.57%          6.55%         7.30%        (1.75)%        1.25%

---------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)     $69,916        $47,163       $19,494        $6,607        $5,826
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $60,202        $33,327       $10,913        $5,542        $5,867
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                           5.34%          5.26%         5.01%         5.16%         4.26%
 Total expenses                                  1.63%          1.61%         1.68%         1.95%         1.80%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses       N/A 3        1.58% 4        1.62% 4       1.68% 4       1.65% 4
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           33%            39%           58%           98%           37%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Excludes interest expense.
 See accompanying Notes to Financial Statements.


25 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Pennsylvania Municipal Fund (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and Pennsylvania personal income taxes as is available from municipal securities, consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Securities Purchased on a When-Issued or Forward Commitment Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued (or forward commitment) basis may increase the volatility of the Fund's net asset value to the extent the Fund

26 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
 executes such transactions while remaining substantially fully invested. As of July 31, 2003, the Fund had entered into when-issued purchase commitments or forward commitments of $4,548,809.
--------------------------------------------------------------------------------
 Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $28,035,008 as of July 31, 2003. Including the effect of leverage, inverse floaters represent 17.66% of the Fund's total assets as of July 31, 2003.
--------------------------------------------------------------------------------
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of July 31, 2003, securities with an aggregate market value of $1,421,558, representing 0.35% of the Fund's net assets, were in default.
    There are certain risks arising from geographic concentration in any State. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.



27 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.

                                                                Net Unrealized
      Undistributed                                         Depreciation Based
      Net           Undistributed        Accumulated     On Cost of Securities
      Investment        Long-Term               Loss        for Federal Income
      Income                 Gain   Carryforward 1,2              Tax Purposes
      ------------------------------------------------------------------------
      $199,305                $--         $2,320,972                $1,577,780

 1. As of July 31, 2003, the Fund had $2,320,972 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ----------------------
                              2009        $  955,323
                              2010         1,365,649
                                          ----------
                              Total       $2,320,972
                                          ==========

 2. During the fiscal years ended July 31, 2003 and July 31, 2002, the Fund utilized $2,261,627 and $834,493, respectively, of capital loss carryforwards to offset capital gains realized in the respective fiscal years.

 The tax character of distributions paid during the years ended July 31, 2003 and July 31, 2002 was as follows:

                                             Year Ended         Year Ended
                                          July 31, 2003      July 31, 2002
             -------------------------------------------------------------
             Distributions paid from:
             Exempt-interest dividends      $20,160,163        $13,231,870

 The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of July 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                     Federal Tax Cost                 $419,258,450
                                                      ------------
                     Gross unrealized appreciation    $  8,716,554
                     Gross unrealized depreciation     (10,294,334)
                                                      ------------
                     Net unrealized depreciation      $ (1,577,780)
                                                      ============


--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 2003, the Fund's projected benefit obligations were increased by $2,506 and payments of $2,091 were made to retired trustees, resulting in an accumulated liability of $26,261 as of July 31, 2003.


28 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 Year Ended July 31, 2003          Year Ended July 31, 2002
                                Shares             Amount         Shares             Amount
---------------------------------------------------------------------------------------------
 Class A
 Sold                        5,485,109        $64,107,249      4,682,260        $53,495,965
 Dividends and/or
 distributions reinvested      498,875          5,832,342        322,303          3,678,979
 Redeemed                   (2,400,518)       (28,090,797)    (1,248,217)       (14,210,747)
                            -----------------------------------------------------------------
 Net increase                3,583,466        $41,848,794      3,756,346        $42,964,197
                            =================================================================



29 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest Continued

                                 Year Ended July 31, 2003          Year Ended July 31, 2002
                                Shares             Amount         Shares             Amount
--------------------------------------------------------------------------------------------
 Class B
 Sold                        4,839,117        $56,581,145      4,526,817        $51,733,814
 Dividends and/or
 distributions reinvested      291,066          3,402,315        173,331          1,977,100
 Redeemed                   (1,121,467)       (13,107,781)      (574,433)        (6,534,417)
                            ----------------------------------------------------------------
 Net increase                4,008,716        $46,875,679      4,125,715        $47,176,497
                            ================================================================

--------------------------------------------------------------------------------------------
 Class C
 Sold                        3,007,339        $35,159,594      2,612,530        $29,865,127
 Dividends and/or
 distributions reinvested      182,644          2,133,402        102,798          1,171,471
 Redeemed                   (1,174,699)       (13,661,223)      (336,326)        (3,807,256)
                            ----------------------------------------------------------------
 Net increase                2,015,284        $23,631,773      2,379,002        $27,229,342
                            ================================================================


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2003, were $238,835,139 and $120,180,058, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions With Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion. Effective January 1, 2002, the Manager voluntarily agreed to waive advisory fees at an annual rate equal to 0.05% of the Fund's average daily net assets if the Fund's trailing one year performance percentile at the end of the preceding quarter is in the fourth or fifth quintile of the Fund's Lipper peer group. The foregoing waiver is voluntary and may be terminated by the Manager at any time.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2003, the Fund paid $198,014 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

30 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 Distribution and Service Plan (12B-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


                        Aggregate        Class A     Concessions      Concessions      Concessions
                        Front-end      Front-End      On Class A       On Class B       On Class C
                    Sales Charges  Sales Charges          Shares           Shares           Shares
                       On Class A    Retained by     Advanced by      Advanced by      Advanced by
 Year Ended                Shares    Distributor   Distributor 1    Distributor 1    Distributor 1
-----------------------------------------------------------------------------------------------------
 July 31, 2003         $1,351,585       $238,281         $25,800       $2,138,403         $297,755

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.


                                             Class A         Class B        Class C
                                          Contingent      Contingent     Contingent
                                            Deferred        Deferred       Deferred
                                       Sales Charges   Sales Charges  Sales Charges
                                         Retained by     Retained by    Retained by
 Year Ended                              Distributor     Distributor    Distributor
-------------------------------------------------------------------------------------
 July 31, 2003                                  $553        $252,776        $15,290


--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. For the year ended July 31, 2003, expense under the Class A Plan totaled $247,126, all of which were paid by the Distributor to recipients, which included $15,200 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.15% per year under each plan.

 Distribution fees paid to the Distributor for the year ended July 31, 2003, were as follows:

                                                                             Distributor's
                                                           Distributor's         Aggregate
                                                               Aggregate      Unreimbursed
                                                            Unreimbursed     Expenses as %
                         Total Payments  Amount Retained        Expenses     of Net Assets
                             Under Plan   by Distributor      Under Plan          of Class
--------------------------------------------------------------------------------------------
 Class B Plan                $1,144,392       $1,027,547      $5,361,999              3.66%
 Class C Plan                   541,241          253,145         815,340              1.17


31 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 5. Illiquid Securities.
 As of July 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July 31, 2003 was $26,497,510, which represents 6.61% of the Fund's net assets.

--------------------------------------------------------------------------------
 6. Bank Borrowings
 The Fund may borrow up to 5% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $350 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $20,200,000 at July 31, 2003 at an interest rate of 1.75%. For the year ended July 31, 2003, the average monthly loan balance was $8,011,950 at an average daily interest rate of 2.008%. The Fund had gross borrowings and gross loan repayments of $137,100,000 and $116,900,000, respectively, during the year ended July 31, 2003. The maximum amount of borrowings outstanding at any month-end was $20,800,000. The Fund paid $1,007 in commitment fees during the year ended July 31, 2003.



32 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of
 Oppenheimer Multi-State Municipal Trust:

 We have audited the accompanying statement of assets and liabilities including the Statement of Investments of Oppenheimer Pennsylvania Municipal Fund (one of the portfolios constituting the Oppenheimer Multi-State Municipal Trust) as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Pennsylvania Municipal Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

 KPMG LLP

 Denver, Colorado
 August 21, 2003



33 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION  Unaudited

--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    None of the dividends paid by the Fund during the year ended July 31, 2003 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

34 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited

-----------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held With           Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held
Fund and Length of Service, Age       by Trustee; Number of Portfolios in Fund Complex Currently Overseen by Trustee

INDEPENDENT                           The address of each Trustee in the chart below is 6803 S. Tucson Way,
TRUSTEES                              Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

Clayton K. Yeutter,                   Of Counsel (since 1993), Hogan & Hartson (a law firm). Other directorships:
Chairman of the Board                 Weyerhaeuser Corp. (since 1999) and Danielson Holding Corp. (since 2002);
of Trustees (since 2003)              formerly a director of Caterpillar, Inc. (1993-December 2002). Oversees 29
Trustee (since 1991)                  portfolios in the OppenheimerFunds complex.
Age: 72

Robert G. Galli,                      A trustee or director of other Oppenheimer funds. Formerly Trustee (May
Trustee (since 1996)                  2000-2002) of Research Foundation of AIMR (investment research, non-profit) and
Age: 69                               Vice Chairman (October 1995-December 1997) of OppenheimerFunds, Inc. (the
                                      Manager). Oversees 39 portfolios in the OppenheimerFunds complex.

Phillip A. Griffiths,                 A director (since 1991) of the Institute for Advanced Study, Princeton, N.J., a
Trustee (since 1999)                  director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 64                               Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of
                                      Arts and Sciences (since 1995), American Philosophical Society (since 1996) and
                                      Council on Foreign Relations (since 2002). Formerly a director of Bankers Trust
                                      New York Corporation (1994-1999). Oversees 29 portfolios in the OppenheimerFunds complex.


Joel W. Motley,                       Director (since 2002) Columbia Equity Financial Corp. (privately-held financial
Trustee (since 2002)                  adviser); Managing Director (since 2002) Carmona Motley, Inc. (privately-held
Age: 53                               financial adviser); Formerly he held the following positions: Managing Director
                                      (January 1998-December 2001), Carmona Motley Hoffman Inc. (privately-held financial adviser); Managing Director (January 1992-December 1997), Carmona
                                      Motley & Co. (privately-held financial adviser). Oversees 29 portfolios in the
                                      OppenheimerFunds complex.


Kenneth A. Randall,                   A director of Dominion Resources, Inc. (electric utility holding company) and
Trustee (since 1989)                  Prime Retail, Inc. (real estate investment trust); formerly a director of
Age: 76                               Dominion Energy, Inc. (electric power and oil & gas producer), President and
                                      Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company,
                                      American Motorists Insurance Company and American Manufacturers Mutual Insurance
                                      Company. Oversees 29 portfolios in the OppenheimerFunds complex.


Edward V. Regan,                      President, Baruch College, CUNY; a director of RBAsset (real estate manager); a
Trustee (since 1994)                  director of OffitBank; formerly Trustee, Financial Accounting Foundation (FASB
Age: 73                               and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard College,
                                      Chairman of Municipal Assistance Corporation for the City of New York, New York
                                      State Comptroller and Trustee of New York State and Local Retirement Fund.
                                      Oversees 29 investment companies in the OppenheimerFunds complex.

Russell S. Reynolds, Jr.,             Chairman (since 1993) of The Directorship Search Group, Inc. (corporate
Trustee (since 1993)                  governance consulting and executive recruiting); a life trustee of International
Age: 71                               House (non-profit educational organization), and a trustee (since 1996) of the
                                      Greenwich Historical Society. Oversees 31 portfolios in the OppenheimerFunds complex.


35 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued

Donald W. Spiro,                      Chairman Emeritus (since January 1991) of the Manager. Formerly a director
Vice Chairman of the                  (January 1969-August 1999) of the Manager. Oversees 29 portfolios in the
Board of Trustees,                    OppenheimerFunds complex.
Trustee (since 1989)
Age: 77

--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                    The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY
AND OFFICER                           10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.


John V. Murphy,                       Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee,                (since September 2000) of the Manager; President and a director or trustee of
Trustee (since 2001)                  other Oppenheimer funds; President and a director (since July 2001) of
Age: 54                               Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                                      Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                      Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                                      (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                      Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                                      of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager:
                                      OFI Institutional Asset Management, Inc. and Centennial Asset Management
                                      Corporation (since November 2001), HarbourView Asset Management Corporation and
                                      OFI Private Investments, Inc. (since July 2001); President (since November 1,
                                      2001) and a director (since July 2001) of Oppenheimer Real Asset Management,
                                      Inc.; a director (since November 2001) of Trinity Investment Management Corp.
                                      and Tremont Advisers, Inc. (investment advisory affiliates of the Manager);
                                      Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                      Insurance Company (the Manager's parent company); a director (since June 1995)
                                      of DLB Acquisition Corporation (a holding company that owns the shares of David
                                      L. Babson & Company, Inc.); formerly, Chief Operating Officer (September
                                      2000-June 2001) of the Manager; President and trustee (November 1999-November
                                      2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life
                                      Insurance Company; President, Chief Executive Officer and director (September
                                      1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                                      1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                      wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 73 portfolios in the
                                      OppenheimerFunds complex.


--------------------------------------------------------------------------------------------------------------------------------
OFFICERS                              The address of the Officers in the chart below is as follows: for Mr. Zack, 498
                                      Seventh Avenue, New York, NY 10018, for Mr. Wixted, 6803 S. Tucson Way,
                                      Centennial, Co 80112-3924, for Mr. Fielding, 350 Linden Oaks, Rochester, NY
                                      14625. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.


Ronald H. Fielding,                   Senior Vice President (since January 1996) of the Manager; Chairman of the
Vice President (since 2002)           Rochester Division of the Manager (since January 1996); an officer of 9
Age: 54                               portfolios in the OppenheimerFunds complex.



36 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Brian W. Wixted,                      Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)                (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Age: 43                               Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
                                      Financial Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI Private
                                      Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                      OppenheimerFunds plc (offshore fund management subsidiary of the Manager) (since
                                      May 2000) and OFI Institutional Asset Management, Inc. (since November 2000)
                                      (offshore fund management subsidiaries of the Manager); Treasurer and Chief
                                      Financial Officer (since May 2000) of Oppenheimer Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of
                                      Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program (since April
                                      2000); formerly Principal and Chief Operating Officer (March 1995-March 1999),
                                      Bankers Trust Company-Mutual Fund Services Division. An officer of 89 portfolios in the OppenheimerFunds complex.


Robert G. Zack,                       Senior Vice President (since May 1985) and General Counsel (since February 2002)
Secretary (since 2001)                of the Manager; General Counsel and a director (since November 2001) of
Age: 54                               OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
                                      (since November 2001) of HarbourView Asset Management Corporation; Vice
                                      President and a director (since November 2000) of Oppenheimer Partnership
                                      Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                      November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                      Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                                      Institutional Asset Management, Inc.; General Counsel (since November 2001) of
                                      Centennial Asset Management Corporation; a director (since November 2001) of
                                      Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                      (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                                      (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                      November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                                      (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                      2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                                      1985-November 2001), Shareholder Financial Services, Inc. (November
                                      1989-November 2001); OppenheimerFunds International Ltd. and OppenheimerFunds
                                      plc (October 1997-November 2001). An officer of 89 portfolios in the
                                      OppenheimerFunds complex.


The Fund's Statement of Additional Information contains additional information about the Fund's Trustee's and is available without charge upon request.



37 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of July 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)